Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of segment operating
Segment Operating Results
	Year ended December 31, 2018
	Merchant banking	All other	Total
Revenue from external customers	$134,496	$5,255	$139,751
Intersegment sale	3,363	191	3,554
Interest expense	1,779	3	1,782
Income (loss) before income taxes	183,395	(15,566)	167,829
	Year ended December 31, 2017
	Merchant banking	All other	Total
Revenue from external customers	$256,412	$17,623	$274,035
Intersegment sale	1,668	204	1,872
Interest expense	4,931	—	4,931
Loss before income taxes	(28,254)	(10,153)	(38,407)
	Year ended December 31, 2016
	Merchant banking	All other	Total
Revenue from external customers	$1,095,896	$35,761	$1,131,657
Intersegment sale	1,975	360	2,335
Interest expense	15,751	—	15,751
Loss before income taxes	(13,785)	(2,921)	(16,706)
	As at December 31, 2018
	Merchant banking	All other	Total
Segment assets	$458,998	$47,915	$506,913
	As at December 31, 2017
	Merchant banking	All other	Total
Segment assets	$343,649	$53,298	$396,947
	As at December 31, 2018
	Merchant banking	All other	Total
Segment liabilities	$106,651	$5,856	$112,507
	As at December 31, 2017
	Merchant banking	All other	Total
Segment liabilities	$106,713	$10,285	$116,998

Schedule of geographic information
Years ended December 31:	2018	2017	2016
Canada	$13,035	$19,595	$28,328
Germany	51,867	122,643	280,552
Africa	4,254	4,283	32,519
Americas	1,786	22,446	256,598
Asia	1,549	14,894	113,821
Europe	67,260	90,174	419,839
	$139,751	$274,035	$1,131,657

As at December 31:	2018	2017
Canada	$297,537	$144,452
Africa	33,258	32,258
Asia	20	889
Europe	52,914	52,501
	$383,729	$230,100